GEOGRAPHICAL AND SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Results and Assets

The geographical and segment information for fiscal 2012 and 2011 has been restated for KDC following the change in the reportable segments.

	Fiscal Year Ended December 31, 2013
	Driefon- tein	Kloof	Beatrix	Corporate and other[1]	Group Consolida- ted - IFRS[2]	Reclassifi- cations	Reclassified Group Consolida- ted - IFRS[2]	Reconci- ling items	Group Consolida- ted - U.S. GAAP[2]
Statement of operations
Revenue	850.3	724.4	439.0	—	2,013.7	—	2,013.7	—	2,013.7
Operating costs	(508.4)	(427.2)	(311.6)	—	(1,247.2)	(37.7)	(1,284.9)	—	(1,284.9)

Operating profit/(loss)	341.9	297.2	127.4	—	766.5	(37.7)	728.8	—	728.8
Amortization and depreciation	(151.9)	(114.2)	(55.0)	(2.2)	(323.3)	—	(323.3)	(21.3)	(344.6)

Net operating profit/(loss)	190.0	183.0	72.4	(2.2)	443.2	(37.7)	405.5	(21.3)	384.2
Investment income	5.7	4.9	2.9	3.2	16.7	—	16.7	—	16.7
Finance expense	(20.1)	(15.8)	(7.6)	(0.3)	(43.8)	9.8	(34.0)	—	(34.0)
Other items as detailed in statement of operations	(29.9)	(25.3)	(102.4)	(17.1)	(174.7)	27.9	(146.8)	84.2	(62.6)
Royalties	(20.7)	(15.3)	(7.2)	—	(43.2)	—	(43.2)	—	(43.2)
Current taxation	(44.6)	(28.5)	(10.1)	(1.2)	(84.4)	—	(84.4)	—	(84.4)
Deferred taxation	18.2	1.9	35.0	2.7	57.7	—	57.7	(13.3)	44.4

Profit/(loss) after taxation[2]	98.5	104.9	(17.0)	(14.9)	171.5	—	171.5	49.6	221.1

	December 31, 2013
	Driefon- tein	Kloof	Beatrix	Corporate and other[1]	Group Consolida- ted - IFRS[2]	Reconci- ling items	Group Consolida- ted - U.S. GAAP[2]
Balance sheet
Total assets (excluding deferred tax assets)	962.8	860.6	345.4	(238.4)	1,930.4	199.1	2,129.5
Total liabilities (excluding deferred tax liabilities)	274.1	223.2	109.1	54.8	661.2	(14.4)	646.8
Net deferred tax liability	141.0	154.7	58.9	3.2	357.8	51.1	408.9
Total equity	547.7	482.7	177.4	(296.4)	911.4	162.4	1,073.8

Sustaining capital expenditure	33.4	47.9	20.9	3.9	106.1	—	106.1
Ore reserve development	73.2	87.9	35.0	—	196.1	—	196.1

Capital expenditure	106.6	135.8	55.9	3.9	302.2	—	302.2

1	Corporate and other represents items to reconcile segment data to consolidated financial statement totals.

2	Figures may not add as they are rounded independently.

	Fiscal Year Ended December 31, 2012
	Driefon- tein	Kloof	Beatrix	Corporate and other[1]	Group Consolida- ted - IFRS[2]	Reclassifi- cations	Reclassified Group Consolida- ted - IFRS[2]	Reconciling items	Group Consolida- ted - U.S. GAAP[2]
Statement of operations
Revenue	726.1	817.3	477.8	—	2,021.2	—	2,021.2	—	2,021.2
Operating costs	(525.3)	(476.1)	(320.2)	—	(1,321.6)	(3.0)	(1,324.6)	—	(1,324.6)

Operating profit/(loss)	200.8	341.2	157.6	—	699.6	(3.0)	696.6	—	696.6
Amortization and depreciation	(120.5)	(88.7)	(77.1)	(2.3)	(288.5)	—	(288.5)	(15.6)	(304.1)

Net operating profit/(loss)	80.3	252.5	80.5	(2.3)	411.1	(3.0)	408.1	(15.6)	392.5
Investment income	4.7	4.5	2.4	1.3	12.9	—	12.9	—	12.9
Finance expense	(7.8)	(9.5)	(3.6)	(0.7)	(21.6)	7.1	(14.5)	—	(14.5)
Other items as detailed in statement of operations	(25.7)	(20.4)	(9.9)	(4.1)	(60.1)	(4.1)	(64.2)	(9.0)	(73.2)
Royalties	(8.1)	(17.7)	(8.6)	—	(34.4)	—	(34.4)	—	(34.4)
Current taxation	(2.8)	(37.4)	(14.8)	(3.0)	(57.9)	—	(57.9)	—	(57.9)
Deferred taxation	46.1	25.3	29.1	2.0	102.5	—	102.5	22.9	125.4

Profit/(loss) after taxation[2]	86.9	197.3	74.9	(6.9)	352.5	—	352.5	(1.7)	350.9

	December 31, 2012
	Driefon- tein	Kloof	Beatrix	Corporate and other[1]	Group Consolidated - IFRS[2]	Reconciling items	Group Consolidated - U.S. GAAP[2]
Balance sheet
Total assets (excluding deferred tax assets)	1,133.9	992.4	313.1	(143.5)	2,295.9	153.4	2,449.3
Total liabilities (excluding deferred tax liabilities)	398.4	342.4	(26.8)	2,224.9	2,938.9	(67.3)	2,871.6
Net deferred tax liability	190.5	188.7	110.3	(3.8)	485.7	57.2	542.9
Total equity	545.0	461.3	229.6	(2,364.6)	(1,128.7)	163.5	(965.2)

Sustaining capital expenditure	29.5	61.6	25.7	2.7	119.5	—	119.5
Ore reserve development	103.7	101.4	54.7	—	259.8	—	259.8

Capital expenditure	133.2	163.0	80.4	2.7	379.3	—	379.3

1	Corporate and other represents items to reconcile segment data to consolidated financial statement totals.

2	Figures may not add as they are rounded independently.

	Fiscal Year Ended December 31, 2011
	Driefon- tein	Kloof	Beatrix	Corporate and other[1]	Group Consolida- ted - IFRS[2]	Reclassifi- cations	Reclassified Group Consolida- ted - IFRS[2]	Reconciling items	Group Consolida- ted - U.S. GAAP[2]
Statement of operations
Revenue	905.7	839.9	555.4	—	2,301.0	—	2,301.0	—	2,301.0
Operating costs	(539.9)	(485.5)	(331.6)	—	(1,357.0)	(23.0)	(1,380.0)	—	(1,380.0)

Operating profit/(loss)	365.8	354.4	223.8	—	944.0	(23.0)	921.0	—	921.0
Amortization and depreciation	(117.7)	(112.7)	(71.2)	(2.2)	(303.8)	—	(303.8)	(20.1)	(323.9)

Net operating profit/(loss)	248.1	241.7	152.6	(2.2)	640.2	(23.0)	617.2	(20.1)	597.1
Investment income	4.8	4.7	2.5	1.6	13.6	—	13.6	—	13.6
Finance expense	(6.2)	(4.7)	(2.9)	—	(13.8)	11.8	(2.0)	—	(2.0)
Other items as detailed in statement of operations	(39.2)	(22.3)	(12.8)	(0.3)	(74.6)	11.2	(63.4)	(1.8)	(65.2)
Royalties	(18.2)	(17.3)	(4.6)	—	(40.1)	—	(40.1)	—	(40.1)
Current taxation	(46.6)	(41.9)	(0.3)	(3.1)	(91.9)	—	(91.9)	—	(91.9)
Deferred taxation	(15.7)	(24.0)	(43.4)	(0.2)	(83.3)	—	(83.3)	7.7	(75.6)

Profit/(loss) after taxation[2]	127.0	136.2	91.1	(4.2)	350.1	—	350.1	(14.2)	335.9

1	Corporate and other represents items to reconcile segment data to consolidated financial statement totals.

2	Figures may not add as they are rounded independently.

Breakdown of Reconciling Items

The following provides a breakdown of the reconciling items for each line item presented excluding deferred income and mining taxes:

			Fiscal Year Ended
			December 31, 2013	December 31, 2012	December 31, 2011
Depreciation and amortization
Business combination—acquisition of Kloof during the formation of Original Gold Fields	(a)		(5.1)	(4.0)	(5.6)
Business combination—acquisition of Driefontein during the formation of Gold Fields	(b	)	(11.5)	(13.6)	(15.3)
Provision for rehabilitation	(c	)	4.1	2.0	0.8
Depreciation of Beatrix West property, plant and equipment	(h	)	(8.8)	—	—

			(21.3)	(15.6)	(20.1)

Other items as detailed in the statement of operations			84.2	(9.0)	(1.8)

Included in other items as detailed in the statement of operations is:
Accretion expense on provision for environmental rehabilitation
Provision for rehabilitation	(c	)	(4.4)	(7.3)	(1.8)

Impairment
Impairment of Beatrix West property, plant and equipment	(h	)	89.7	—	—

Total assets excluding deferred income and mining taxes
Business combination—acquisition of Kloof during the formation of Original Gold Fields	(a	)	49.0	64.9
Business combination—acquisition of Driefontein during the formation of Gold Fields	(b	)	98.7	131.9
Provision for rehabilitation	(c	)	(19.2)	(42.7)
Interest capitalization	(d	)	2.2	2.7
Amortization of interest capitalized	(d	)	(0.2)	(0.2)
Investments in equity method investees	(e	)	(2.7)	(3.2)
Consolidation of a subsidiary	(g	)	3.5	—
Impairment of Beatrix West property, plant and equipment	(h	)	76.0	—
Depreciation of Beatrix West property, plant and equipment	(h	)	(8.2)	—

			199.1	153.4

Total liabilities excluding deferred income and mining taxes
Provision for rehabilitation	(c	)	(23.7)	(44.4)
Debt guarantee in respect of Gold Fields’ debt	(f	)	8.3	(22.9)
Consolidation of a subsidiary	(g	)	1.0	—

			(14.4)	(67.3)

(a)	Business combination—acquisition of Kloof during the formation of Original Gold Fields

For management reporting purposes, no pushdown accounting was applied, and both the Gold Fields of South Africa Limited and Gencor Limited transactions were accounted for at historical cost. Under U.S. GAAP, the Company accounted for the assets and liabilities acquired from Gold Fields of South Africa Limited at historical cost, and the assets and liabilities acquired from Gencor Limited and outside shareholders at fair value. Consolidation journals were pushed down into the entity under U.S. GAAP. The difference in original recorded amounts in respect of property, plant and equipment has resulted in different depreciation and amortization between management reporting and U.S. GAAP.

(b)	Business combination—acquisition of Driefontein during the formation of Gold Fields

For management reporting purposes, Sibanye was formed in 2004 when it acquired the asset and liabilities at historical cost. Under U.S. GAAP, the group accounted for the assets and liabilities acquired in 1999 during the formations of Gold Fields Group as a purchase and as consolidation journals were pushed down into the entity, the excess purchase price was capitalized to property, plant and equipment and is being amortized over its useful life. The difference in original recorded amounts has resulted in different depreciation and amortizationcharges between management reporting and U.S. GAAP.

(c)	Provision for rehabilitation

Revisions to the provision for environmental rehabilitation

For management reporting purposes, all changes in the carrying amount of the provision for environmental rehabilitation are recognized as an increase or decrease in the carrying amount of the associated capitalized retirement cost. Changes resulting from revisions in the timing or amount of estimated cash flows are recognized as an increase or decrease in the carrying amount of the provision for environmental rehabilitation and the associated capitalized retirement cost for U.S. GAAP.

In addition, the current discount rate is applied to measure the provision for environmental rehabilitation for management reporting purposes. Under U.S. GAAP any decreases in the provision for environmental rehabilitation as a result of downward revisions in cash flow estimates should be treated as a modification of an existing provision for environmental rehabilitation, and should be measured at the historical credit adjusted discount rate used to measure the initial provision for environmental rehabilitation. Due to differences between the management reporting and U.S. GAAP accounting models, differences will arise.

Accretion of the provision for environmental rehabilitation and amortization of associated asset rehabilitation cost

For reasons discussed above the provision for environmental rehabilitation’s carrying value for management reporting purposes is different to that under U.S. GAAP, which in combination with a different disount rate results in a different amortization charge and accretion expense.

(d)	Interest capitalization

For management reporting purposes, borrowing costs are capitalized to the extent that qualifying assets are financed through specific debt financing or general outstanding debt not for any specific purpose other than funding the operations of the Group. Under U.S. GAAP, total outstanding debt financing is taken into account in calculating the amount of borrowing cost to be capitalized.

(e)	Investments in equity method investees

For management reporting purposes an equity investment exceeding a 20% shareholding was treated as an available-for-sale investment prior to the fiscal year ended June 30, 2003. Under U.S. GAAP this investment was accounted for under the equity method since acquisition.

(f)	Debt guarantee in respect of Gold Fields’ debt

For management reporting purposes, a financial guarantee liability is recognized for the debt guarantee provided by the Group to its parent’s debt issuers. Under U.S. GAAP a guarantee by a subsidiary of the debt owed to a third party by either its parent or another subsidiary of that parent is excluded solely from the initial recognition. As of the Spin-off date, the financial guarantee liability was recognized for the debt guarantee provided by Sibanye to Gold Fields, refer to note 11. The liability is amortized over the remaining period of the guarantee. The different valuation at initial recognition dates results in a different amortization charge.

(g)	Consolidation of a subsidiary

For management reporting purposes, Living Gold Proprietary Limited, or Living Gold, was derecognized as a subsidiary and accounted for as an equity-accounted investee. Under U.S. GAAP Sibanye controls Living Gold, and is consolidated.

(h)	Impairment of Beatrix West

Impairment of Beatrix West property, plant and equipment

For management reporting purposes, Beatrix West was impaired at June 30, 2013. Under U.S. GAAP Beatrix West is not impaired as the carrying value of the asset group did not exceed the undiscounted cash flows.

Amortization and depreciation of Beatrix West

For the reason discussed above, the carrying value for management reporting purposes is different to that under U.S. GAAP, which results in a different amortization charge.

(i)	Net deferred tax liability

The reconciling items related to net deferred tax liabilities are as a consequence of the differences in the book values of the underlying assets and liabilities between those used for management reporting purposes and U.S. GAAP.

(j)	Reclassifications

For management reporting purposes, termination costs, restructuring costs and stock-based compensation are classified separately. For U.S. GAAP termination costs, restructuring costs and stock-based compensation are classified according to where the related employee cost is classified.

For management reporting purposes, with effect from January 1, 2013, Sibanye changed its classification of environmental rehabilitation inflation from operating costs to finance expenses to better reflect the nature of the expense as well as to align it with its peers. The geographical and segment information of fiscal 2012 and 2011 have been reclassified to conform to the current year’s presentation.